   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON August 8, 2000


                                                 Registration No. 333-10805
                                                 Registration No. 811-07785
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                  ___________
                                   FORM N-4

                         REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933

                     (GROUP VARIABLE ANNUITY I,II, & III)


                         Pre-Effective Amendment No.

                        Post-Effective Amendment No. 8               [X]



                                     AND/OR

                         REGISTRATION STATEMENT UNDER


                      THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 19                         [X]

                                ___________

                             LINCOLN LIFE & ANNUITY
                          VARIABLE ANNUITY ACCOUNT L
                          (Exact Name of Registrant)
                  LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                              (Name of Depositor)
                        120 Madison Street, Suite 1700
                           Syracuse, New York  13202
             (Address of Depositor's Principal Executive Offices)

      DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:  1-800-893-7168

                          Robert O. Sheppard, Esquire
                  Lincoln Life & Annuity Company of New York
                        120 Madison Street, Suite 1700
                           Syracuse, New York 13202
               (Name and Complete Address of Agent for Service)

                                    Copy to:


                          Kimberly J. Smith, Esquire


                       Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2404


It is proposed that this filing will become effective (check appropriate box)



     [X] immediately upon filing pursuant to paragraph (b) of Rule 485


     [ ] on May 1, 2000, pursuant to paragraph (b) of Rule 485


     [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


     [_] on          pursuant to paragraph (a)(1) of Rule 485
           ----------

If appropriate, check the following box:


     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                     Title of securities being registered:
    Interests in a separate account under group variable annuity contracts.


Pursuant to Rule 429 under the Securities Act of 1933, as amended, the prospectus and statement of additional information included herein also relate to the registrant's registration statements on Form N-4 (File No. 333-10863 and File No. 333-10861).

                                    Part A
                       The Prospectus dated May 1, 2000
                        (Post-Effective Amendment No. 7
                           filed on April 14, 2000)
                    is incorporated herein by reference.

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                  Group Variable Annuity Contracts I, II & III
               Lincoln Life & Annuity Variable Annuity Account L

      Supplement dated August 1, 2000 to the Prospectus dated May 1, 2000

This supplement describes certain changes to the Variable Annuity Account ("VAA"), available for allocation of Contributions under the Group Variable Annuity Contracts noted above (the "Contracts"). Please retain this supplement with your Prospectus for your reference. Unless otherwise stated, italicized terms have the same definitions as in the prospectus.

     Additions to the Investment Options Available under the Contracts.
On or about October 1, 2000, 10 additional investment options (each a "New
Fund" and together the "New Funds") will be available under the Contracts. If these options are also made available under the group contract and Plan pursuant to which a Participant's certificate was issued, the Participant may allocate
Contributions to these options as of October 1, 2000.   At that time, the New
Funds may not be available in all states. Please contact your registered representative for current information. The New Funds are listed below:

Alliance Variable Products Series Fund (Class B):
     AVP Growth Portfolio
     AVP Technology Portfolio
American Funds Insurance Series (Class 2):
     AFIS Growth Fund
     AFIS International Fund
Delaware Group Premium Fund (Service Class):
     DGPF Real Estate (REIT) Series
     DGPF Trend Series
Fidelity Variable Insurance Products II Fund (Service Class-2):
     VIP II Contrafund
Lincoln National Capital Appreciation Fund, Inc.

Lincoln National Growth and Income Fund, Inc.
Neuberger Berman Advisers Management Trust:
     AMT Mid-cap Growth


Expense Tables

     All Expense Table information regarding Summary of contractowner expenses, Annual contract fee, and VAA annual expenses also applies to the new funds. The following Expense Table information regarding the New Funds should be added to the annual expenses of the funds for the year-ended December 31, 1999 included in the Contract prospectus:



                                            Management                12b-1                 Other                   Total Fund
                                            fees                      fees                  expenses                expenses
                                            (after any                                      (after any              (after any
                                            waiver/                                         waiver/                 waiver/
                                            reimbursements)                                 reimbursements)         reimbursements)
                                            ---------------------------------------------------------------------------------------
AVP Growth (Class B)                             0.75%                 0.25%                    0.12%                    1.12%
AVP Technology (Class B)                         0.71                  0.25                     0.24                     1.20
AFIS Growth (Class 2)                            0.38                  0.25                     0.01                     0.64
AFIS International (Class 2)                     0.55                  0.25                     0.05                     0.85
DGPF Real Estate (REIT)                          0.64                  0.15                     0.21                     1.00
     (Service Class)(1)
DGPF Trend (Service Class)(1)                    0.75                  0.15                     0.07                     0.97
VIP II Contrafund(Service Class-2)(2)            0.58                  0.25                     0.12                     0.95
Capital Appreciation                             0.72                  0.00                     0.06                     0.78
Growth and Income                                0.31                  0.00                     0.05                     0.36
AMT Mid-Cap Growth (3)                           0.85                  0.00                     0.15                     1.00



(1) Effective May 1, 2000 through October 31, 2000, Delaware Management Company, "DMC" has voluntarily agreed to waive its management fee and reimburse the Series for expenses such that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.85%. Without such an arrangement, total operating expenses for the Service Class would have been 1.11%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

(2) Service Class 2 expenses are based on estimated expenses for the first year.

(3) Expenses reflect expense reimbursement. Neuberger Berman Management Inc. ("NBMI") has undertaken through May 1, 2001 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed in the aggregate, 1.0% of the AMT Mid-Cap Growth Portfolio's average daily net asset value. Absent such reimbursement, Total Annual Expenses for the portfolio for the year ended December 31, 1999 would have been 1.08%.



The New Funds: Information about the New Funds, including their investment objectives and investment management, is contained below:

AVP Growth Portfolio (Class B) - Seeks to provide long-term growth of capital. Current income is only an incidental consideration. The portfolio invests primarily in equity securities of companies with favorable earnings outlooks, which have long-term growth rates that are expected to exceed that of the U.S. economy over time. Alliance Capital Management, L.P. serves as the Fund's investment advisor.

AVP Technology Portfolio (Class B) - Seeks to emphasizes growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes). Alliance Capital Management, L.P. serves as the Fund's investment advisor.

AFIS Growth Fund (Class 2) - Seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Capital Research and Management Company serves as the Fund's investment advisor.

AFIS International Fund (Class 2) - Seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Capital Research and Management Company serves as the Fund's investment advisor.

DGPF Trend Series (Service Class) - Seeks long-term growth by investing primarily in stocks of small companies and convertible securities of emerging and other growth-oriented companies. Delaware Management Company serves as the Fund's investment advisor.

DGPF REIT Series (Service Class) - Seeks to achieve maximum long-term total return by investing primarily in the securities of real estate investment trusts and real estate operating companies. Delaware Management Company serves as the Fund's investment advisor and Lincoln Investment Management serves as the Fund's subadvisor.

Fidelity VIP II Contrafund (Service Class 2) - Seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public. Fidelity Investments serves as the Fund's investment advisor.

Lincoln National Capital Appreciation - Seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds. Lincoln Investment Management serves as the Fund's investment advisor and Janus Capital Corp. serves as the Fund's sub-advisor.

Lincoln National Growth and Income - Long-term capital appreciation. The fund buys stocks of established companies. Lincoln Investment Management serves as the Fund's investment advisor and Goldman Sachs serves as the Fund's subadvisor.

AMT Mid-Cap Growth - Seeks capital appreciation by investing primarily in common stocks of medium-capitalization companies, using a growth-oriented investment approach. Neuberger Berman serves as the Fund's investment advisor.

Some advisors and/or distributors, or an affiliate may compensate Lincoln Life (or an affiliate) for administrative, distribution, or other services. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by Lincoln Life (or an affiliate).

Additional information about the New Funds, their investment policies, risks, fees and expenses and all other aspects of their operations, can be found in the prospectuses for the New Funds, which will be available from Lincoln Life on or before October 1, 2000. These prospectuses should be read carefully before investing. THERE IS NO ASSURANCE THAT ANY NEW FUND WILL ACHIEVE ITS STATED OBJECTIVES.

                                    Part B
                    The Statement of Additional Information
                dated May 1, 2000 and the Financial Statements
                        (Post-Effective Amendment No. 7
                            filed on April 14, 2000)
                     are incorporated herein by reference.

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                  GROUP VARIABLE ANNUITY CONTRACTS I, II & III
               LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L

                     SUPPLEMENT DATED AUGUST 1, 2000 TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000


This supplement provides performance information in conjunction with certain changes to the VAA available for allocation of Contributions under the Group Variable Annuity Contracts noted above (the "Contracts"). Please retain this supplement with your Statement of Additional Information for your reference. Unless otherwise stated, italicized terms have the same definitions as in the prospectus.

On or about October 1, 2000, 10 additional investment options will be available under the Contracts: Alliance Variable Products Series Fund (Class B): AVP Growth Portfolio; AVP Technology Portfolio; American Funds Insurance Series (Class 2): AFIS Growth Fund; AFIS International Fund; Delaware Group Premium
Fund: DGPF REIT Series; DGPF Trend Series; Fidelity Variable Insurance Products Fund II: VIP II Contrafund; Lincoln National Capital Appreciation Fund; Lincoln National Growth and Income Fund; Neuberger Berman Advisors Management Trust: AMT Mid-Cap Growth Fund (together the "New Funds"). Each New Fund is available through a new subaccount in the VAA. The following performance information should be added to the performance information included in the Statement of Additional Information.

SUBACCOUNT PERFORMANCE

The Average Annual Total Return is not available for the new subaccounts, because they will not commence operations until approximately October 1, 2000.

HISTORICAL FUND PERFORMANCE ADJUSTED FOR VAA AND CONTRACT FEES AND CHARGES.

Performance information for the periods prior to the date the subaccounts commenced operations will be calculated based on the performance of the New Funds and the assumption that the subaccounts were in existence for the same periods as those indicated for the New Funds, with the Contract charges that were in effect during the time periods shown. This performance information is referred to as nonstandardized performance data. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

The following information is hereby added to the December 31, 1999 - Nonstandard performance data - Subaccounts of Account L table:

                                  Fund
                                  Inception        1             3          5         10          Since
Subaccounts                       Date            Year         Years      Years      Years      Inception
-----------                       ---------       ----         -----      -----      -----      ---------
AVP Growth                        09/15/94        32.80%      29.33%      29.56%      NA         28.85%

AVP Technology                    01/11/96        73.65       43.38       NA          NA         34.11

AFIS Growth                       02/08/84        55.71       38.80       31.46       19.68      18.26

AFIS International                05/01/90        74.22       30.89       23.61       NA         15.14

DGPF Real Estate (REIT)           05/01/98        -3.72       NA          NA          NA         -8.05

DGPF Trend                        12/27/93        68.55       32.29       28.37       NA         23.13

VIP II Contrafund                 01/03/95        21.61       24.25       NA          NA         25.95

Capital Appreciation              02/03/94        44.01       34.52       29.36       NA         24.26

Growth and Income                 12/28/81        16.37       21.45       23.70       15.47      15.28

AMT Mid-Cap Growth                11/03/97        52.34       NA          NA          NA         51.66


                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  List of Financial Statements

          1. Part A. The Table of Condensed Financial Information is incorporated by reference herein from the Registration Statement on Form N-4 (File No. 333-10805) filed on April 14, 2000.

          2.     Part B.
                 The following financial statements for the Variable Account are incorporated by reference herein from the Registration Statement on Form N-4 (File No. 333-10805) filed on April 14, 2000:

                 Statement of Assets and Liability -- December 31, 1999 Statement of Operations -- Year ended December 31, 1999 Statement of Changes in Net Assets -- Years ended December 31,
                   1999 and 1998
                 Notes to Financial Statements -- December 31, 1999
                 Report of Ernst & Young LLP, Independent Auditors

          3.     Part B.
                 The following statutory-basis financial statements of Lincoln Life & Annuity Company of New York are incorporated by reference herein from the Registration Statement on Form N-4 (File No. 333-10805) filed on April 14, 2000:

                 Balance Sheets -- Statutory-Basis -- Years ended December 31,
                   1999 and 1998
                 Statements of Operations -- Statutory Basis -- Years ended
                   December 31, 1999, 1998 and 1997
                 Statements of Changes in Capital and Surplus -- Statutory
                   Basis -- Years ended December 31, 1999, 1998 and 1997
                 Statements of Cash Flows -- Statutory Basis -- Years ended
                   December 31, 1999, 1998 and 1997
                 Notes to Statutory-Basis Financial Statements -- December 31,
                   1999
                 Report of Ernst & Young LLP, Independent Auditors

     (b)  Exhibits

          1. Resolution adopted by the Board of Directors of Lincoln Life & Annuity Company of New York on July 24, 1996 establishing the Lincoln Life & Annuity Variable Annuity Account L of Lincoln Life & Annuity Company of New York. /1/


          2.     Not applicable.

          3(a).  Principal Underwriting Contract. /2/

          3(b).  Broker-dealer sales agreement. /2/

          4(a). Group Variable Annuity I Contract for Lincoln Life & Annuity Company of New York. /8/

          4(b). Group Variable Annuity II Contract for Lincoln Life & Annuity Company of New York. /8/

          4(c). Group Variable Annuity III Contract for Lincoln Life & Annuity Company of New York. /8/

          4(d).  Form of endorsement to Group Annuity Contract and Certificate.
                 /4/

          4(e).  Form of Group Annuity Endorsement to the Contract. /5/

          5(a).  Application for Group Annuity Contract. /8/

          5(b).  Participant Enrollment Form. /8/


          6. Copy of certificate of incorporation and by-laws of Lincoln Life & Annuity Company of New York. /1/


          7.     Not applicable.


          8(a). Form of Service Agreement between Lincoln Life & Annuity Company of New York and Delaware Management Holdings, Inc./6/

          8(b).  Fund Participation Agreement/Amendments for American Century
                 /8/

          8(c).  Fund Participation Agreement/Amendments for Baron /8/

          8(d). Participation Agreement between Lincoln Life & Annuity Company of New York and Dreyfus Life & Annuity Index Fund, Inc. and Dreyfus Variable Investment Fund. /2/

          8(e).  Fund Participation Agreement/Amendments for Fidelity /8/

          8(f).  Fund Participation Agreement/Amendments for Janus /8/

          8(g). Fund Participation Agreement/Amendments for The Lincoln National Aggressive Growth Fund, Inc./7/

          8(h). Fund Participation Agreement/Amendments for The Lincoln National Social Awareness Fund, Inc. /8/

          8(i).  Participation Agreement/Amendments for Neuberger & Berman /8/

          8(j). Participation Agreement between Lincoln Life & Annuity Company of New York and T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. /2/

          9. Consent and opinion of Counsel as to the legality of the securities being registered. /2/


          10(a). Consent of Ernst & Young LLP, Independent Auditors. /8/

          11.    Not applicable.

          12.    Not applicable.

          13(a). Schedule for Computation of Performance Quotations./3/

          13(b). Supplement to Schedule for Computation of Performance
                 Quotations. /4/

          14.    Not applicable.

          15(a). Organizational Chart of Lincoln National Life Insurance Holding
                 Company System. /8/

          15(b). Memorandum Concerning Books and Records. /8/




__________________


     /1/   Incorporated herein by reference to the registrant's initial registration statement filed with the Securities and Exchange Commission on August 27, 1996 (File No. 333-10805).

     /2/ Incorporated herein by reference to Pre-effective Amendment No. 1 on Form N-4 filed by the Lincoln Life & Annuity Variable Account L of Lincoln Life & Annuity Company of New York with the Securities and Exchange Commission on September 30, 1996.

     /3/ Incorporated herein by reference to Post-effective Amendment No. 1 on Form N-4 filed by Lincoln Life & Annuity Variable Annuity Account L of Lincoln Life & Annuity Company of New York on April 30, 1997 (File No. 333-10805).

     /4/ Incorporated herein by reference to Post-effective Amendment No. 2 on Form N-4 filed by Lincoln Life & Annuity Variable Annuity Account L of Lincoln Life & Annuity Company of New York on May 1, 1998 (File No. 333-10863).


     /5/ Incorporated herein by reference to Post-effective Amendment No. 5 on Form N-4 filed by Lincoln Life & Annuity Variable Annuity Account L of Lincoln Life & Annuity Company of New York on April 29, 1999 (File No. 333-10805).

     /6/ Incorporated herein by reference to Pre-Effective Amendment No. 1 (333-38007) filed on 10/11/99.

     /7/ Incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-4 filed by Lincoln Life & Annuity Account of Lincoln Life & Annuity Company of New York on September 30, 1998 (File No. 333-10861).

     /8/ Incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-10805) filed on April 14, 2000.

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to the Lincoln Life & Annuity Variable Annuity Account L as well as the Contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name                                         Positions and Offices with Lincoln Life & Annuity Company of New York
----                                         ---------------------------------------------------------------------
Joanne B. Collins*                           President, Treasurer and Director

Troy D. Panning*                             Second Vice President and Chief Financial Officer

J. Patrick Barrett                           Director
   Chairman & CEO
   Carpat Investments
   4605 Watergap
   Manlius, NY 13104

Thomas D. Bell, Jr                           Director
   President & CEO
   Young & Rebicam Advertising
   285 Madison Avenue
   New York, NY 10017

David A. Berry******                         Second Vice President

Robert D. Bond**                             Director

Jon A. Boscia***                             Director

Philip C. Byrde******                        Second Vice President

John H. Gotta*****                           Director


Barbara S. Kowalczyk***                      Director

M. Leanne Lachman                            Director
   Managing Director
   Boston Financial
   437 Madison Avenue - 18th Floor
   New York, NY  10022

Louis G. Marcoccia                           Director
   Senior Vice President
   Syracuse University
   Skytop Office Building
   Skytop Road
   Syracuse, NY 13244-5300


John M. Pietruski                            Director
   One Penn Plaza
   Suite 3408
   New York, NY 10119

Lawrence T. Rowland****                      Director

Robert O. Sheppard*                          Assistant Vice President

Michael S. Smith**                           Second Vice President and Appointed Actuary

Lorry J. Stensrud**                          Director

Richard C. Vaughan***                        Director

C. Suzanne Womack***                         Secretary

---------------------------
* Principal business address of each person is 120 Madison Street, 17th Floor, Syracuse, New York 13202.

** Principal business address of each person is 1300 S. Clinton Street, Fort Wayne, Indiana 46802.

*** Principal business address of each person is Centre Square, West Tower, 1580 Market St., Suite 3900, Philadelphia, PA 19102.

**** Principal business address of each person is 1700 Magnovox Way, One Reinsurance Place, Fort Wayne, Indiana 46804.

***** Principal business address of each person is 350 Church Street, Hartford, CT 06103.

******Principal business address of each person is 200 East Berry Street, Fort
      Wayne, IN 46802.

Item 26. Persons Controlled by or Under Common Control with Lincoln Life & Annuity Company of New York ("LLANY") or the Lincoln Life & Annuity Variable Annuity Account L.

Lincoln Life & Annuity Variable Annuity Account L is a separate account of LLANY and may be deemed to be controlled by LLANY although LLANY will follow voting instructions of Contractholders with respect to voting on certain important matters requiring a vote of Contractholders.


See Exhibit 15(a): The Organizational Chart of Lincoln National Life Insurance Holding Company System is hereby incorporated herein by this reference.

Item 27.  Number of Contractholders


As of June 30, 2000, Registrant had 214 Contractholders.

Item 28.  Indemnification

Under the Participation Agreements entered into between LLANY and the Dreyfus Life & Annuity Index Fund, Inc., Dreyfus Variable Investment Fund and Dreyfus Corporation, Variable Insurance Products Funds I and II and Fidelity Distributors Corporation, Twentieth Century Management Company, and T. Rowe Price (the "Funds"), LLANY and its directors, officers, employees, agents and control persons have been indemnified by the Funds against any losses, claims or liabilities that arise out of any untrue statement or alleged untrue statement or omission of a material fact in the Funds' registration statements, prospectuses or sales literature. In addition, the Funds will indemnify LLANY against any liability, loss, damages, costs or expenses which LLANY may incur as a result of the Funds' incorrect calculations, incorrect reporting and/or untimely reporting of the Funds' net asset values, dividend rates or capital gain distribution rates.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a) Lincoln Financial Advisors Corporation also acts as the principal underwriter for Lincoln National Variable Annuity Account L, the VA Separate Account of UNUM Life Insurance Company of America, and the VA-I Separate Account OF First UNUM Life Insurance Company.

(b)(1) The following table sets forth certain information regarding the officers and directors of Lincoln Financial Advisors Corporation:



                              POSITIONS AND OFFICES
NAME AND ADDRESS              WITH LINCOLN FINANCIAL ADVISORS CORPORATION
----------------              -------------------------------------------
J. Michael Hemp*****          President and Director

John M. Behrendt**            Vice President

Gary D. Giller****            Director

Janet C. Chrzan***            Senior Vice President and Treasurer

Cynthia A. Rose*              Secretary

Jeffrey C. Carleton*****      Vice President

Lucy D. Gase**                Vice President, Assistant Secretary and Director

Matthew Lynch*****            Vice President, Chief Financial Officer,
                              Administrative Officer and Director

C. Gary Shimmin*****          Vice President

Michael E. McMath*****        Senior Vice President and Director

Susan Schildt******           Director

* Principal business address of each person is 1300 S. Clinton Street, Fort Wayne, Indiana 46802-2706.

** Principal business address of each person is 200 East Berry Street, Fort Wayne, Indiana 46802-2706.

*** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112.

**** Principal business address is 7650 Rivers Edge Dr., Suite 250, Columbus, Ohio 43235.

***** Principal business address of each person is 350 Church Street, Hartford, CT 06103.

******Principal business address is 14911 Quorum Drive, Suite 300, Dallas, TX
      75240-7534.

(c)


Name of                                     Net Underwriting
Principal                                   Discounts and     Compensation   Brokerage
Underwriter                                 Commissions       on Redemption  Commissions  Compensation
-----------                                 ----------------  -------------  -----------  ------------
Lincoln Financial Advisors Corporation            None             None         None       2,725,196

Item 30.  Location of Accounts and Records

Exhibit 15(b) is hereby expressly incorporated herein by this reference.

Item 31.  Management Services

None

Item 32.  Undertakings and Representations

The Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.


(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


(d) The Registrant intends to rely on the no-action response dated November 28, 1988, from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs (1)-(4) thereof.


(e) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

                                   SIGNATURES

     (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Syracuse, and the State of New York on this 8th day of August, 2000.

                               Lincoln Life & Annuity Variable Annuity Account L
                                  (Registrant)

                               By: Lincoln Life & Annuity Company of New York


                               By: /s/ Joanne B. Collins
                                  --------------------------------------------
                                   Joanne B. Collins, President


                               Lincoln Life & Annuity Company of New York
                                    (Depositor)


                               By: /s/ Joanne B. Collins
                                  --------------------------------------------
                                   Joanne B. Collins, President


     (b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed for the Depositor by the following persons in the capacities and on the dates indicated.

Signature                         Title                    Date
---------                         -----                    ----

/s/ Joanne B. Collins             President, Treasurer     August 8, 2000
------------------------------    and Director (Principal
Joanne B. Collins                 Executive Officer)


/s/ Troy D. Panning               Second Vice President    August 8, 2000
------------------------------    and Chief Financial
Troy D. Panning                   Officer (Principal
                                  Financial Officer and
                                  Principal Accounting
                                  Officer)

/s/ Jon A. Boscia                 Director                 August 8, 2000
------------------------------
Jon A. Boscia

/s/ Richard C. Vaughan            Director                 August 8, 2000
------------------------------
Richard C. Vaughan

/s/ Thomas D. Bell, Jr.           Director                 August 8, 2000
------------------------------
Thomas D. Bell, Jr.

/s/ Robert D. Bond                Director                 August 8, 2000
------------------------------
Robert D. Bond

/s/ John H. Gotta                 Director                 August 8, 2000
------------------------------
John H. Gotta

                                  Director                         , 2000
------------------------------
Barbara Steury Kowalczyk

                                  Director                         , 2000
------------------------------
Marguerite Leanne Lachman

/s/ John M. Pietruski             Director                 August 8, 2000
------------------------------
John M. Pietruski

/s/ Lawrence T. Rowland           Director                 August 8, 2000
------------------------------
Lawrence T. Rowland

/s/ J. Patrick Barrett            Director                 August 8, 2000
------------------------------
J. Patrick Barrett

/s/ Louis G. Marcoccia            Director                 August 8, 2000
------------------------------
Louis G. Marcoccia

/s/ Lorry J. Stensrud             Director                 August 8, 2000
------------------------------
Lorry J. Stensrud